Note 4 - Intangibles (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Intangibles (Details) [Line Items]
Amortization of Intangible Assets	$ 960	$ 2,559	$ 11,538	$ 33,963
Licensing Agreements [Member]
Note 4 - Intangibles (Details) [Line Items]
Impairment of Intangible Assets, Finite-lived				$ 15,000